Exhibit 99.1

Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	July 7, 2017
Closing Date:	August 16, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,022,326,580.78	53,518	3.33%	57.44
Original Adj. Pool Balance:		$979,267,514.55

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$209,000,000.00	20.444%	1.30000%		August 15, 2018
Class A-2-A Notes	Fixed	$210,500,000.00	20.590%	1.57000%		August 17, 2020
Class A-2-B Notes	Floating	$139,500,000.00	13.645%	LIBOR + 0.10%		August 17, 2020
Class A-3 Notes	Fixed	$275,000,000.00	26.899%	1.77000%		January 18, 2022
Class A-4 Notes	Fixed	$73,780,000.00	7.217%	1.96000%		February 15, 2023
Class B Notes	Fixed	$17,620,000.00	1.724%	2.23000%		February 15, 2023
Class C Notes	Fixed	$29,380,000.00	2.874%	2.44000%		May 15, 2024
Total Securities		$954,780,000.00	93.393%

Overcollateralization		$24,487,514.55	2.395%
YSOA		$43,059,066.23	4.212%
Total Original Pool Balance		$1,022,326,580.78	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$105,233,448.53	0.5035093	$73,505,370.97	0.3517003	$31,728,077.56
Class A-2-A Notes	$210,500,000.00	1.0000000	$210,500,000.00	1.0000000	$-
Class A-2-B Notes	$139,500,000.00	1.0000000	$139,500,000.00	1.0000000	$-
Class A-3 Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000	$-
Class A-4 Notes	$73,780,000.00	1.0000000	$73,780,000.00	1.0000000	$-
Class B Notes	$17,620,000.00	1.0000000	$17,620,000.00	1.0000000	$-
Class C Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$851,013,448.53	0.8913189	$819,285,370.97	0.8580881	$31,728,077.56

Weighted Avg. Coupon (WAC)	3.28%		3.27%
Weighted Avg. Remaining Maturity (WARM)	54.87		53.96
Pool Receivables Balance	$920,800,124.52		$888,949,394.78
Remaining Number of Receivables	50,365		49,411

Adjusted Pool Balance	$881,811,005.01		$851,375,582.11

III. COLLECTIONS

Principal:
Principal Collections	$30,952,993.93
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$237,730.24
Total Principal Collections	$31,190,724.17

Interest:
Interest Collections	$2,466,580.35
Late Fees & Other Charges	$41,092.95
Interest on Repurchase Principal	$-
Total Interest Collections	$2,507,673.30

Collection Account Interest	$23,923.85
Reserve Account Interest	$1,834.61
Servicer Advances	$-

Total Collections	$33,735,955.80

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$33,735,955.80
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$33,735,955.80

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$767,333.44	$-	$767,333.44	767,333.44
	Collection Account Interest					$35,783.33
	Late Fees & Other Charges					$41,092.95
Total due to Servicer						$844,209.72

2.	Class A Noteholders Interest:
	Class A-1 Notes		$114,002.90		$114,002.90
	Class A-2-A Notes		$275,404.17		$275,404.17
	Class A-2-B Notes		$155,645.96		$155,645.96
	Class A-3 Notes		$405,625.00		$405,625.00
	Class A-4 Notes		$120,507.33		$120,507.33

	Total Class A interest:		$1,071,185.36		$1,071,185.36	1,071,185.36

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,743.83		$32,743.83	32,743.83

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$59,739.33		$59,739.33	59,739.33

	Available Funds Remaining:					$31,728,077.56

7.	Regular Principal Distribution Amount:					31,728,077.56

			Distributable Amount		Paid Amount
	Class A-1 Notes				$31,728,077.56
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$32,932,961.91		$31,728,077.56
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$32,932,961.91		$31,728,077.56

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$38,989,119.51
Beginning Period Amount	$38,989,119.51
Current Period Amortization	$1,415,306.84
Ending Period Required Amount	$37,573,812.67
Ending Period Amount	$37,573,812.67
Next Distribution Date Required Amount	$36,183,846.10

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Hyundai Auto Receivables Trust 2017-B
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	3
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,448,168.79
Beginning Period Amount	$2,448,168.79
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,448,168.79
Ending Period Amount	$2,448,168.79

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$30,797,556.48	$32,090,211.14	$33,295,095.49
Overcollateralization as a % of Original Adjusted Pool	3.14%	3.28%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.49%	3.77%	3.91%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.33%	49,081	99.23%	$882,095,554.44
30 - 60 Days	0.49%	240	0.55%	$4,895,196.65
61 - 90 Days	0.14%	70	0.17%	$1,509,153.17
91-120 Days	0.04%	20	0.05%	$449,490.52
121 + Days	0.00%	0	0.00%	$-
Total		49,411		$888,949,394.78

Delinquent Receivables 30+ Days Past Due
Current Period	0.67%	330	0.77%	$6,853,840.34
1st Preceding Collection Period	0.56%	281	0.60%	$5,530,688.59
2nd Preceding Collection Period	0.45%	231	0.51%	$4,835,781.30
3rd Preceding Collection Period
Four-Month Average	0.56%		0.63%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.22%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		21		$328,346.51
Repossession Inventory		34		$279,643.45

Current Charge-Offs
Gross Principal of Charge-Offs				$897,735.81
Recoveries				$(237,730.24)
Net Loss				$660,005.57

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$904,874,759.65

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.88%
1st Preceding Collection Period				0.43%
2nd Preceding Collection Period				0.30%
3rd Preceding Collection Period
Four-Month Average				0.54%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		74	155	$1,696,135.21
Recoveries		36	69	$(451,148.47)
Net Loss				$1,244,986.74
Cumulative Net Loss as a % of Initial Pool Balance				0.12%

Net Loss for Receivables that have experienced a Net Loss *		61	131	$1,244,986.74
Average Net Loss for Receivables that have experienced a Net Loss				$9,503.72

Principal Balance of Extensions				$4,879,157.63
Number of Extensions				230

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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